Goodwill and Other Intangible Assets (Details 4) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Estimated amortization expense
2014	$ 811
2015	811
2016	811
2017	811
2018	811
Thereafter	16,943
Net Carrying Amount	$ 21,000	$ 10,040